COMBINED AND CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Varleigh Immuno Pharmaceuticals Ltd [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2013	$ 400,690	$ 1,888,435	$ 1,119,122	$ 6,958,018	$ (33,357)	$ (9,531,528)
Beginning Balance (in shares) at Dec. 31, 2013		11,727,149	72,108,370
Issuance of share capital (related to the recapitalization of Volution)	3,690,723	$ 0	$ 10,091,682	(6,400,959)	0	0
Issuance of share capital (related to the recapitalization of Volution) (in shares)		0	650,237,230
Payment of share subscription receivable	0	$ 0	$ 0	0	0	0
Dissolution of Varleigh	0	$ (1,888,435)	$ 0	1,888,435	0	0
Dissolution of Varleigh (shares)		(11,727,149)	0
Comprehensive Loss	(1,868,115)	$ 0	$ 0	0	79,438	(1,947,553)
Ending Balance at Dec. 31, 2014	2,223,298	$ 0	$ 11,210,804	2,445,494	46,081	(11,479,081)
Ending Balance (in shares) at Dec. 31, 2014		0	722,345,600
Issuance of share capital related to acquisition (Celsus shares outstanding at date of acquisition)	20,339,140	$ 0	$ 926,567	19,412,573	0	0
Issuance of share capital related to acquisition (Celsus shares outstanding at date of acquisition) (in shares)		0	55,636,283
Issuance of share capital related to financing, net of issuance costs	69,574,354	$ 0	$ 6,144,075	63,430,279	0	0
Issuance of share capital related to financing, net of issuance costs (in shares)		0	395,881,100
Issuance of share capital for advisory fees	750,000	$ 0	$ 59,448	690,552	0	0
Issuance of share capital for advisory fees (in shares)		0	3,830,400
Stock based compensation	1,039,866	$ 0	$ 0	1,039,866	0	0
Comprehensive Loss	(45,207,133)	0	0		110,399	(45,317,532)
Ending Balance at Dec. 31, 2015	48,719,525	$ 0	$ 18,340,894	87,018,764	156,480	(56,796,613)
Ending Balance (in shares) at Dec. 31, 2015		0	1,177,693,383
Stock based compensation	3,933,222	$ 0	$ 0	3,933,222	0	0
Dissolution of subsidiary	27,377	0	0	27,377	0	0
Comprehensive Loss	(18,577,574)	0	0		(436,577)	(18,140,997)
Ending Balance at Dec. 31, 2016	$ 34,102,550	$ 0	$ 18,340,894	$ 90,979,363	$ (280,097)	$ (74,937,610)
Ending Balance (in shares) at Dec. 31, 2016		0	1,177,693,383